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                               [BISYS Letterhead]





                                  March 5, 2004


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza, 450 Fifth Street
Washington, D.C. 20549


         Re:  HSBC Advisor Funds Trust
              Securities Act of 1933 Registration No. 333-02205
              Investment Company Act of 1940 File No. 811-07583

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus dated March 1, 2004 for the HSBC Investor Fixed-Income Fund, HSBC Investor International Equity Fund and HSBC Investor Small-Cap Equity Fund series of the HSBC Advisor Funds Trust (the "Registrant") does not differ from that contained in Post Effective Amendment No. 14 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2004.

         If you have any questions with the respect to this filing, please do not hesitate to telephone the undersigned at (617) 824-1229.



                                            Sincerely,

                                            /s/ Charles J. Daly

                                            Charles J. Daly


cc:   Richard Fabietti
      David Harris
      Tom Reyes